Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2025		December 31, 2024
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash (note 15a)	Level 1	145,154	145,154	187,968	187,968
Derivative instruments (note 13)
Interest rate swap agreements – assets	Level 2	54,214	54,214	88,025	88,025
Interest rate swap agreements – (liabilities)	Level 2	(128)	(128)	—	—
Foreign currency contracts – assets	Level 2	210	210	—	—
Foreign currency contracts – (liabilities)	Level 2	—	—	(527)	(527)
Cross currency swap agreements – assets	Level 2	192	192	937	937
Cross currency swap agreements – (liabilities)	Level 2	(16,045)	(16,045)	(47,037)	(47,037)
Non-recurring:
Vessels held for sale (note 18a)	Level 2	24,400	24,400	—	—
Vessels and equipment (note 18a)	Level 3	—	—	294,631	294,631
Other:
Loans to equity-accounted joint ventures (note 7a(ii))	(i)	105,970	(i)	99,806	(i)
Long-term debt – public (note 10)	Level 1	(98,865)	(100,407)	(174,720)	(180,334)
Long-term debt – non-public (note 10)	Level 2	(793,190)	(799,247)	(884,819)	(886,224)
Obligations related to finance leases (note 5)	Level 2	(1,802,526)	(1,800,536)	(1,727,553)	(1,715,651)
(i)The advances to equity-accounted joint ventures together with the Company’s equity investments in the joint ventures form the net aggregate carrying value of the Company’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

Summary of Partnership's Loan Receivables and Other Financing Receivables
The following table includes the amortized cost basis of the Company’s direct interests in financing receivables and net investment in direct financing and sales-type leases by class of financing receivables and by period of origination and their associated credit quality as at December 31, 2025 and 2024.

		As at December 31,
		2025		2024
	Period of Origination	Credit Quality Grade (i)	Amortized Cost Basis $	Credit Quality Grade (i)	Amortized Cost Basis $

Direct financing and sales-type leases
Tangguh Hiri and Tangguh Sago	2017 and prior	Performing	257,445	Performing	274,928
Seapeak Bahrain	2018	Performing	197,250	Performing	200,872
Seapeak Creole	2023	Performing	200,723	Performing	202,526
			655,418		678,326
Loans to equity-accounted joint ventures
Bahrain LNG Joint Venture	2017 and prior	Performing	105,970	Performing	99,806
			761,388		778,132

Financing Receivable, Allowance for Credit Loss	Changes in the Company's allowance for credit losses for the years presented in these consolidated financial statements are as follows:

	Direct financing and sales-type leases (i) $	Direct financing and sales-type leases and other within equity-accounted joint ventures (i) $	Loans to equity-accounted joint ventures (ii) $	Guarantees of debt (iii) $	Total $
As at January 1, 2023	26,200	36,600	2,900	1,300	67,000
Reversal of potential credit losses	(16,500)	(13,900)	(800)	(400)	(31,600)
As at December 31, 2023	9,700	22,700	2,100	900	35,400
Provision for (reversal of) potential credit losses	22,300	6,900	(300)	300	29,200
As at December 31, 2024	32,000	29,600	1,800	1,200	64,600
Provision for (reversal of) potential credit losses	20,900	21,300	1,100	(300)	43,000
As at December 31, 2025	52,900	50,900	2,900	900	107,600